Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of liabilities measured at fair value on a recurring basis
Share Liability
Balance, September 13, 2021	$—
Addition on issuance of common stock	116,200
Balance, December 31, 2021	116,200
Addition on issuance of common stock	174,782
Fair value adjustment	(150,527)
Balance, December 31, 2022	$140,455